AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 765	SFr 221
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(82)	(121)
Gains/(losses) on cash flow hedges | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(94)	(156)
Income tax expense/(benefit)	12	35
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	59	0
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(7,750)	(99)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	1	1
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	3	4
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(6)	5
Income tax expense/(benefit)	9	(1)
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(7,731)	17
Accumulated Gains (Losses) On Liabilities Related To Credit Risk | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(9,171)	17
Income tax expense/(benefit)	SFr 1,440	SFr 0